Share-Based Compensation (Details) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Feb. 20, 2024 shares	Jan. 01, 2024 $ / shares	Dec. 15, 2023 shares	May 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 19, 2022 shares	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 0.00021
Exercise price of the options (in Dollars per share) | $ / shares						$ 0.024
Aggregate of ordinary shares (in Shares)	3,000,000		1,000,000
Earnout shares (in Shares)					16,667	16,667
Revenue exceeds | ¥							¥ 65,000		¥ 1,912,000	¥ 1,275,000	¥ 850,000
Share-based compensation expense									¥ 25,121
Equity interests (in Yuan Renminbi) | ¥				¥ 29,000
Percentage of share incentive							20.00%	20.00%	40.00%	40.00%
Additional share award (in Yuan Renminbi) | ¥										¥ 1,150
Percentage of overfulfilled revenue					5.00%	5.00%
Share-based compensation expense (in Yuan Renminbi) | ¥					¥ 11,333		¥ 25,722		¥ 43,716
Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						$ 0.024
Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						0.05018
First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Revenue exceeds | ¥									55,000
2019 Plan [Member]
Share-Based Compensation [Line Items]
Granted share (in Shares)													797	7,683	57,793
Exercise price per share (in Dollars per share) | $ / shares						0.024
Percentage of award options														50.00%
2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested														30.00%
2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested														20.00%
2020 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						0.4783
Exercise price of the options (in Dollars per share) | $ / shares						0.4783
Closing stock price (in Dollars per share) | $ / shares						$ 1.175
Foreign currency equivalent (in Dollars) | $						$ 3,960
Series of Individually Immaterial Business Acquisitions [Member]
Share-Based Compensation [Line Items]
Equity interests				100.00%
Type 3 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested						30.00%
Type 3 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested						20.00%
Type 4 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options						50.00%
Type 4 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested						30.00%
Type 4 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested						20.00%
Share Incentive [Member]
Share-Based Compensation [Line Items]
Revenue exceeds | ¥										¥ 30,000
Share-based compensation expense (in Yuan Renminbi) | ¥									¥ 3,874
Common Class A [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares (in Shares)												41,667
Number of shares issued (in Shares)					4,167	4,167	4,167	4,167
Revenue exceeds | $						$ 7,200,000		$ 5,460,000
Common Class A [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares (in Shares)	1,071,620		71,620
Aggregate number of shares (in Shares)						29,953
Common Class A [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares (in Shares)	4,071,620		1,071,620
Aggregate number of shares (in Shares)						71,620
Common Class A [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares (in Shares)					29,953	29,953
Number of shares issued (in Shares)					8,333	8,333
IPO [Member] | Type [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options						100.00%
IPO [Member] | Type 2 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options						50.00%
Percentage of options vested						50.00%
IPO [Member] | Type 3 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options						50.00%								100.00%